Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Domestic Pension Plans of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 1,325	¥ 1,279	¥ 2,649	¥ 2,556
Interest cost	194	169	388	338
Expected return on plan assets	(656)	(635)	(1,313)	(1,269)
Amortization of prior service credit	(228)	(232)	(457)	(463)
Amortization of net actuarial loss	214	237	428	473
Amortization of transition obligation	12	11	23	22
Net periodic pension cost	861	829	1,718	1,657
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	768	795	1,605	1,627
Interest cost	487	424	952	880
Expected return on plan assets	(1,044)	(869)	(2,037)	(1,788)
Amortization of prior service credit	(21)	(23)	(40)	(48)
Amortization of net actuarial loss	10	171	19	309
Amortization of transition obligation	1	1	2	2
Net periodic pension cost	¥ 201	¥ 499	¥ 501	¥ 982